Results From Financial Transactions - Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ 20,524	€ 15,121	€ (110)
Shares [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	2,372	2,462	706
Debt securities and money market investments [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	166	1,682	(529)
Unconsolidated investment funds [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	17,720	10,496	(356)
Derivatives [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	94	252	€ 69
Other financial asset [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Net fair value changes of financial assets at fair value through profit or loss	€ 171	€ 230